Segment Disclosures - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Revenue by Type [Line Items]
Revenues	$ 932	$ 1,309	$ 2,160
Enterprise Software and Services
Revenue by Type [Line Items]
Revenues	388	345	211
BlackBerry Technology Solutions
Revenue by Type [Line Items]
Revenues	163	151	135
Licensing, IP and Other
Revenue by Type [Line Items]
Revenues	196	126	151
Handheld Devices
Revenue by Type [Line Items]
Revenues	64	374	884
Service Access Fees
Revenue by Type [Line Items]
Revenues	$ 121	$ 313	$ 779